Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of years	$ 354,907	$ 1,059,523
Changes in credit losses	1,097,951	497,507
Write-off	(1,343,952)
Decrease from disposal of Tianjin Dilang		(1,198,954)
Foreign currency translation adjustment	7,535	(3,169)
Balance at the end of year	$ 116,441	$ 354,907